STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

1933 Act Rule 497(j)
                                                                                                                                          1933 Act File No. 033-33980
1940 Act File No. 811-06067

Direct Dial: (215) 564-8048

March 5, 2012

FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Dimensional Investment Group Inc. (the “Registrant”)
File Nos. 033-33980 and 811-06067
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 66/67 to the Registration Statement of the Registrant.

Post-Effective Amendment Nos. 66/67 to the Registration Statement of the Registrant was filed with the Securities and Exchange Commission electronically on February 28, 2012.

Please direct any questions or comments relating to this certification to me or, in my absence, to Cory O. Hippler, Esquire at (215) 564-8089.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell